SCHEDULE OF OTHER INCOME (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Other Income and Expenses [Abstract]
Government grant				$ 216,000
Gain on sale of investment	142,384	1,105,998
Sundry income			172,832
Total	$ 142,384	$ 1,105,998	$ 172,832	$ 216,000